Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	2.83263%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$353,145.55

Principal:
Principal Collections	$7,520,105.54
Prepayments in Full	$2,551,655.02
Liquidation Proceeds	$112,661.37
Recoveries	$64,433.67
Sub Total	$10,248,855.60
Collections	$10,602,001.15

Purchase Amounts:
Purchase Amounts Related to Principal	$177,609.31
Purchase Amounts Related to Interest	$592.32
Sub Total	$178,201.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,780,202.78

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,780,202.78
Servicing Fee	$111,076.97	$111,076.97	$0.00	$0.00	$10,669,125.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,669,125.81
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$10,669,125.81
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$10,669,125.81
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,669,125.81
Interest - Class A-4 Notes	$76,014.07	$76,014.07	$0.00	$0.00	$10,593,111.74
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,593,111.74
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$10,540,231.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,540,231.99
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$10,500,606.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,500,606.66
Regular Principal Payment	$9,841,916.66	$9,841,916.66	$0.00	$0.00	$658,690.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$658,690.00
Residual Released to Depositor	$0.00	$658,690.00	$0.00	$0.00	$0.00
Total		$10,780,202.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$9,841,916.66
Total					$9,841,916.66
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,841,916.66	$93.09	$76,014.07	$0.72	$9,917,930.73	$93.81
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$9,841,916.66	$9.35	$168,519.15	$0.16	$10,010,435.81	$9.51

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$52,423,495.33	0.4958711	$42,581,578.67	0.4027769
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$105,033,495.33	0.0998294	$95,191,578.67	0.0904751

Pool Information
Weighted Average APR	3.142%	3.151%
Weighted Average Remaining Term	22.10	21.38
Number of Receivables Outstanding	15,769	15,104
Pool Balance	$133,292,360.79	$122,816,680.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$126,076,050.32	$116,234,133.66
Pool Factor	0.1185538	0.1092364

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$6,582,546.58
Targeted Overcollateralization Amount	$27,625,101.57
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$27,625,101.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$113,649.31
(Recoveries)		115	$64,433.67
Net Loss for Current Collection Period			$49,215.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4431%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9475%
Second Prior Collection Period			0.3123%
Prior Collection Period			0.8706%
Current Collection Period			0.4612%
Four Month Average (Current and Prior Three Collection Periods)			0.6479%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,509	$11,628,738.61
(Cumulative Recoveries)			$1,929,030.70
Cumulative Net Loss for All Collection Periods			$9,699,707.91
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8627%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,313.98
Average Net Loss for Receivables that have experienced a Realized Loss			$2,764.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.85%	198	$2,271,174.95
61-90 Days Delinquent	0.37%	37	$460,142.64
91-120 Days Delinquent	0.02%	2	$28,113.24
Over 120 Days Delinquent	0.26%	21	$315,397.66
Total Delinquent Receivables	2.50%	258	$3,074,828.49

Repossession Inventory:
Repossessed in the Current Collection Period		8	$119,001.23
Total Repossessed Inventory		15	$219,943.82

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2996%
Prior Collection Period			0.2854%
Current Collection Period			0.3972%
Three Month Average			0.3274%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6544%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer